CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY - Parent company balance sheets - Additional information (Details)		12 Months Ended
	May 01, 2024 shares	Jun. 30, 2024 $ / shares shares	Mar. 29, 2024 $ / shares shares	Mar. 28, 2024 $ / shares shares	Oct. 16, 2023 shares	Jun. 30, 2023 $ / shares shares	Mar. 15, 2023 $ / shares
Parent company balance sheets
Reverse stock split	0.056	0.2
Class A ordinary shares [Member]
Parent company balance sheets
Ordinary shares, par value (in dollars per share) | $ / shares		$ 0.0001	$ 0.0001	$ 0.0925		$ 0.0001	$ 0.0925
Ordinary shares, shares authorized		500,000,000	500,000,000	150,000,000		500,000,000
Ordinary shares, shares issued		7,987,959			1,175,000	2,306,295
Ordinary shares, shares outstanding	141,703,218	7,987,959				2,306,295
Reverse stock split	0.056
Class A ordinary shares [Member] | RECON TECHNOLOGY LTD
Parent company balance sheets
Ordinary shares, par value (in dollars per share) | $ / shares		$ 0.0001				$ 0.0001
Ordinary shares, shares authorized		500,000,000				500,000,000
Ordinary shares, shares issued		7,987,959				2,306,295
Ordinary shares, shares outstanding		7,987,959				2,306,295
Class B ordinary shares [Member]
Parent company balance sheets
Ordinary shares, par value (in dollars per share) | $ / shares		$ 0.0001	$ 0.0001	$ 0.0925		$ 0.0001
Ordinary shares, shares authorized		80,000,000	80,000,000	20,000,000		80,000,000
Ordinary shares, shares issued		7,100,000				7,100,000
Ordinary shares, shares outstanding		7,100,000				7,100,000
Reverse stock split	0.056
Class B ordinary shares [Member] | RECON TECHNOLOGY LTD
Parent company balance sheets
Ordinary shares, par value (in dollars per share) | $ / shares		$ 0.0001				$ 0.0001
Ordinary shares, shares authorized		80,000,000				80,000,000
Ordinary shares, shares issued		7,100,000				7,100,000
Ordinary shares, shares outstanding		7,100,000				7,100,000